Taxation (Details 4) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ (6,923)		¥ (8,022)	¥ (7,524)
Deferred tax benefits	4,742	$ 678	1,144	(869)
Total income tax expenses	¥ (2,181)	$ (312)	¥ (6,878)	¥ (8,393)